ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE RETIREMENT 2005 FUND
Unaudited		February 28, 2006

	Percent
Portfolio of Investments (1)†	of Net Assets	Shares	Value
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 59.2%
T. Rowe Price Equity Index 500 Fund	29.7%	3,719,107	128,347
T. Rowe Price Small-Cap Stock Fund	5.3	658,127	23,081
T. Rowe Price International Stock Fund	4.7	1,293,390	20,086
T. Rowe Price Growth Stock Fund	4.5	664,072	19,404
T. Rowe Price Value Fund	4.4	776,909	18,801
T. Rowe Price International
Growth & Income Fund	4.3	1,246,982	18,655
T. Rowe Price Mid-Cap Growth Fund (2)	3.2	242,305	13,702
T. Rowe Price Mid-Cap Value Fund	2.9	510,906	12,425
T. Rowe Price Small-Cap Value Fund (2)	0.1	14,567	587
T. Rowe Price New Horizons Fund (2)	0.1	17,167	587
Total Equity Mutual Funds (Cost $229,073)			255,675

BOND MUTUAL FUNDS 40.8%
T. Rowe Price New Income Fund	24.1	11,691,128	104,401
T. Rowe Price Summit Cash Reserves Fund	8.2	35,285,962	35,286
T. Rowe Price High Yield Fund	7.1	4,429,218	30,783
T. Rowe Price Short-Term Bond Fund	1.4	1,295,266	6,049
Total Bond Mutual Funds (Cost $177,537)			176,519

Total Investments in Securities
100.0% of Net Assets (Cost $ 406,610)			$432,194
(1) Denominated in U.S. dollars unless otherwise noted
(2) Non-income producing

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940
Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	2/28/06	5/31/05
T. Rowe Price Equity
Index 500 Fund	$ 49,513	$ 3,320	$ 1,145	$ 128,347	$ 75,192
T. Rowe Price Growth
Stock Fund	7,960	3,887	11	19,404	14,075
T. Rowe Price High Yield
Fund	13,593	2,542	1,380	30,783	19,617
T. Rowe Price
International Growth &
Income Fund	6,880	1,388	230	18,655	10,659
T. Rowe Price
International Stock Fund	6,840	1,326	219	20,086	11,567
T. Rowe Price Mid-Cap
Growth Fund	5,374	790	-	13,702	7,958
T. Rowe Price Mid-Cap
Value Fund	5,137	1,136	66	12,425	7,837
T. Rowe Price New
Horizons Fund	581	-	-	587	-
T. Rowe Price New
Income Fund	50,134	1,912	2,567	104,401	57,887
T. Rowe Price Short-Term
Bond Fund	2,704	119	127	6,049	3,516
T. Rowe Price Small-Cap
Stock Fund	9,374	2,549	-	23,081	14,083
T. Rowe Price Small-Cap
Value Fund	581	-	-	587	-
T. Rowe Price Summit
Cash Reserves Fund	16,272	650	700	35,286	19,664

T. Rowe Price Value Fund	7,510	886	160	18,801	11,394
Totals			$ 6,605	$ 432,194	$ 253,449

‡ Includes dividend income of $1,831 and interest income of $4,774.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2005 FUND
Unaudited	February 28, 2006

Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2005 Fund (the fund) is a nondiversified, open-end management investment company and is one of ten portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At February 28, 2006, the cost of investments for federal income tax purposes was $406,610,000. Net unrealized gain aggregated $25,584,000 at period-end, of which $26,601,000 related to appreciated investments and $1,017,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At February 28, 2006, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended February 28, 2006, realized gain on affiliated companies was $4,504,000.

T. ROWE PRICE RETIREMENT 2010 FUND
Unaudited		February 28, 2006
Percent
Portfolio of Investments (1)†	of Net Assets	Shares	Value
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 67.6%
T. Rowe Price Equity Index 500 Fund	25.8%	13,147,023	453,704
T. Rowe Price Growth Stock Fund	8.8	5,312,916	155,243
T. Rowe Price Value Fund	8.6	6,266,386	151,647
T. Rowe Price Small-Cap Stock Fund (2)	6.3	3,141,368	110,168
T. Rowe Price International Stock Fund	5.6	6,302,956	97,885
T. Rowe Price International
Growth & Income Fund	5.2	6,106,739	91,357
T. Rowe Price Mid-Cap Growth Fund (2)	3.7	1,145,118	64,756
T. Rowe Price Mid-Cap Value Fund	3.4	2,471,564	60,108
T. Rowe Price Small-Cap Value Fund	0.2	74,134	2,989
T. Rowe Price New Horizons Fund (2)	0.2	87,371	2,985
Total Equity Mutual Funds (Cost $1,056,617)			1,190,842

BOND MUTUAL FUNDS 32.4%
T. Rowe Price New Income Fund	17.6	34,755,459	310,366
T. Rowe Price High Yield Fund	7.0	17,759,129	123,426
T. Rowe Price Summit Cash Reserves Fund	6.7	117,515,786	117,516
T. Rowe Price Short-Term Bond Fund	1.1	4,014,930	18,749
Total Bond Mutual Funds (Cost $574,328)			570,057

Total Investments in Securities
100.0% of Net Assets (Cost $ 1,630,945)			$1,760,899
(1) Denominated in U.S. dollars unless otherwise noted
(2) Non-income producing

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	2/28/06	5/31/05
T. Rowe Price Equity Index
500 Fund	$ 173,772	$ 257	$ 3,874	$ 453,704	$ 255,330
T. Rowe Price Growth Stock
Fund	57,708	11,453	87	155,243	97,327
T. Rowe Price High Yield
Fund	51,458	6,445	5,440	123,426	77,795
T. Rowe Price International
Growth & Income Fund	31,269	6,437	1,136	91,357	54,087
T. Rowe Price International
Stock Fund	31,306	482	1,066	97,885	52,049
T. Rowe Price Mid-Cap
Growth Fund	23,962	3,405	-	64,756	38,662
T. Rowe Price Mid-Cap
Value Fund	23,022	3,749	317	60,108	37,865
T. Rowe Price New Horizons
Fund	2,957	-	-	2,985	-
T. Rowe Price New Income
Fund	138,486	187	7,530	310,366	177,213
T. Rowe Price Short-Term
Bond Fund	7,406	12	391	18,749	11,533
T. Rowe Price Small-Cap
Value Fund	41,730	8,721	-	110,168	66,499
T. Rowe Price Small-Cap
Value Fund	2,957	-	-	2,989	-
T. Rowe Price Summit Cash
Reserves Fund	46,384	71	2,365	117,516	71,202
T. Rowe Price Value Fund	57,109	4,157	1,272	151,647	92,056
Totals			$ 23,478	$ 1,760,899	$ 1,031,618

‡ Includes dividend income of $7,753 and interest income of $15,725.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2010 FUND
Unaudited	February 28, 2006

Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2010 Fund (the fund) is a nondiversified, open-end management investment company and is one of ten portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At February 28, 2006, the cost of investments for federal income tax purposes was $1,630,945,000. Net unrealized gain aggregated $129,954,000 at period-end, of which $134,225,000 related to appreciated investments and $4,271,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At February 28, 2006, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended February 28, 2006, realized gain/loss on affiliated companies was $19,848,000.

T. ROWE PRICE RETIREMENT 2015 FUND
Unaudited		February 28, 2006
	Percent
Portfolio of Investments (1)†	of Net Assets	Shares	Value
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 73.4%
T. Rowe Price Equity Index 500 Fund	21.3%	6,605,664	227,961
T. Rowe Price Growth Stock Fund	13.0	4,762,755	139,168
T. Rowe Price Value Fund	12.8	5,639,446	136,474
T. Rowe Price Small-Cap Stock Fund (2)	6.6	2,007,149	70,391
T. Rowe Price International Stock Fund	6.1	4,168,616	64,739
T. Rowe Price International
Growth & Income Fund	5.7	4,103,743	61,392
T. Rowe Price Mid-Cap Growth Fund (2)	3.9	727,740	41,154
T. Rowe Price Mid-Cap Value Fund	3.6	1,587,502	38,608
T. Rowe Price Small-Cap Value Fund	0.2	55,590	2,241
T. Rowe Price New Horizons Fund (2)	0.2	65,515	2,238
Total Equity Mutual Funds (Cost $715,112)			784,366

BOND MUTUAL FUNDS 26.6%
T. Rowe Price New Income Fund	16.0	19,176,557	171,247
T. Rowe Price High Yield Fund	6.8	10,537,714	73,237
T. Rowe Price Summit Cash Reserves Fund	3.3	35,443,519	35,444
T. Rowe Price Short-Term Bond Fund	0.5	1,061,945	4,959
Total Bond Mutual Funds (Cost $287,136)			284,887

Total Investments in Securities
100.0% of Net Assets (Cost $ 1,002,248)			$1,069,253
(1) Denominated in U.S. dollars unless otherwise noted
(2) Non-income producing

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940
Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	2/28/06	5/31/05
T. Rowe Price Equity Index
500 Fund	$ 107,256	$ 146	$ 1,755	$ 227,961	$ 109,492
T. Rowe Price Growth
Stock Fund	63,417	6,608	72	139,168	72,712
T. Rowe Price High Yield
Fund	36,504	4,392	3,011	73,237	40,877
T. Rowe Price
International Growth &
Income Fund	27,137	3,017	698	61,392	29,468
T. Rowe Price
International Stock Fund	27,247	337	642	64,739	28,787
T. Rowe Price Mid-Cap
Growth Fund	18,908	23	-	41,154	18,914
T. Rowe Price Mid-Cap
Value Fund	18,160	25	187	38,608	18,664
T. Rowe Price New
Horizons Fund	2,218	-	-	2,238	-
T. Rowe Price New Income
Fund	96,103	116	3,755	171,247	77,679
T. Rowe Price Short-Term
Bond Fund	2,439	4	96	4,959	2,566
T. Rowe Price Small-Cap
Stock Fund	34,722	7,287	-	70,391	36,783
T. Rowe Price Small-Cap
Value Fund	2,218	-	-	2,241	-
T. Rowe Price Summit
Cash Reserves Fund	20,273	24	619	35,444	15,195

T. Rowe Price Value Fund	63,719	5,908	1,055	136,474	73,390
Totals			$ 11,890	$ 1,069,253	$ 524,527

‡ Includes dividend income of $4,409 and interest income of $7,481.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2015 FUND
Unaudited	February 28, 2006

Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2015 Fund (the fund) is a nondiversified, open-end management investment company and is one of ten portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At February 28, 2006, the cost of investments for federal income tax purposes was $1,002,248,000. Net unrealized gain aggregated $67,005,000 at period-end, of which $69,255,000 related to appreciated investments and $2,250,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At February 28, 2006, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended February 28, 2006, realized gain/loss on affiliated companies was $12,548,000.

T. ROWE PRICE RETIREMENT 2020 FUND
Unaudited		February 28, 2006
Percent
Portfolio of Investments (1)†	of Net Assets	Shares	Value
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 78.9%
T. Rowe Price Equity Index 500 Fund	18.2%	12,064,486	416,345
T. Rowe Price Growth Stock Fund	16.2	12,718,275	371,628
T. Rowe Price Value Fund	16.1	15,250,228	369,056
T. Rowe Price Small-Cap Stock Fund (2)	7.2	4,682,335	164,209
T. Rowe Price International Stock Fund	6.7	9,830,126	152,662
T. Rowe Price International
Growth & Income Fund	6.2	9,502,934	142,164
T. Rowe Price Mid-Cap Growth Fund (2)	4.2	1,702,545	96,279
T. Rowe Price Mid-Cap Value Fund	3.7	3,538,870	86,065
T. Rowe Price Small-Cap Value Fund	0.2	119,136	4,804
T. Rowe Price New Horizons Fund (2)	0.2	140,407	4,796
Total Equity Mutual Funds (Cost $1,608,203)			1,808,008

BOND MUTUAL FUNDS 21.1%
T. Rowe Price New Income Fund	12.5	32,097,040	286,627
T. Rowe Price High Yield Fund	7.3	24,036,881	167,056
T. Rowe Price Summit Cash Reserves Fund	1.1	24,006,770	24,007
T. Rowe Price Short-Term Bond Fund	0.2	965,934	4,511
Total Bond Mutual Funds (Cost $485,504)			482,201

Total Investments in Securities
100.0% of Net Assets (Cost $ 2,093,707)			$2,290,209
(1) Denominated in U.S. dollars unless otherwise noted
(2) Non-income producing

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	2/28/06	5/31/05
T. Rowe Price Equity Index
500 Fund	$ 185,581	$ -	$ 3,265	$ 416,345	$ 209,266
T. Rowe Price Growth
Stock Fund	147,931	28,709	199	371,628	225,656
T. Rowe Price High Yield
Fund	78,540	15,808	7,046	167,056	103,335
T. Rowe Price International
Growth & Income Fund	53,809	9,144	1,669	142,164	78,921
T. Rowe Price
International Stock Fund	54,024	-	1,571	152,662	76,241
T. Rowe Price Mid-Cap
Growth Fund	38,003	2,130	-	96,279	52,167
T. Rowe Price Mid-Cap
Value Fund	35,158	2,691	429	86,065	49,424
T. Rowe Price New
Horizons Fund	4,753	-	-	4,796	-
T. Rowe Price New Income
Fund	162,203	-	6,403	286,627	128,493
T. Rowe Price Short-Term
Bond Fund	1,612	-	90	4,511	2,940
T. Rowe Price Small-Cap
Stock Fund	67,418	12,137	-	164,209	93,509
T.Rowe Price Small-Cap
Value Fund	4,753	-	-	4,804	-
T. Rowe Price Summit
Cash Reserves Fund	16,569	-	380	24,007	7,438
T. Rowe Price Value Fund	150,798	25,133	2,942	369,056	229,111
Totals			$ 23,994	$ 2,290,209	$ 1,256,501

‡ Includes dividend income of $10,074 and interest income of $13,920.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2020 FUND
Unaudited	February 28, 2006
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2020 Fund (the fund) is a nondiversified, open-end management investment company and is one of ten portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At February 28, 2006, the cost of investments for federal income tax purposes was $2,093,707,000. Net unrealized gain aggregated $196,502,000 at period-end, of which $199,806,000 related to appreciated investments and $3,304,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At February 28, 2006, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended February 28, 2006, realized gain/loss on affiliated companies was $33,994,000.

T. ROWE PRICE RETIREMENT 2025 FUND
Unaudited		February 28, 2006
Percent
Portfolio of Investments (1)†	of Net Assets	Shares	Value
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 85.4%
T. Rowe Price Growth Stock Fund	19.9%	6,455,275	188,623
T. Rowe Price Value Fund	19.8	7,728,455	187,029
T. Rowe Price Equity Index 500 Fund	15.4	4,236,256	146,193
T. Rowe Price Small-Cap Stock Fund (2)	7.7	2,087,779	73,219
T. Rowe Price International Stock Fund	7.0	4,291,843	66,652
T. Rowe Price International
Growth & Income Fund	6.6	4,206,901	62,935
T. Rowe Price Mid-Cap Growth Fund (2)	4.3	714,463	40,403
T. Rowe Price Mid-Cap Value Fund	4.1	1,583,527	38,512
T. Rowe Price Small-Cap Value Fund (2)	0.3	64,862	2,615
T. Rowe Price New Horizons Fund (2)	0.3	76,443	2,611
Total Equity Mutual Funds (Cost $741,343)			808,792

BOND MUTUAL FUNDS 14.6%
T. Rowe Price New Income Fund	8.5	8,984,969	80,236
T. Rowe Price High Yield Fund	6.1	8,271,818	57,489
Total Bond Mutual Funds (Cost $138,791)			137,725

Total Investments in Securities
100.0% of Net Assets (Cost $ 880,134)			$946,517
(1) Denominated in U.S. dollars unless otherwise noted
(2) Non-income producing

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	2/28/06	5/31/05
T. Rowe Price Equity
Index 500 Fund	$ 78,879	$ 171	$ 994	$ 146,193	$ 60,757
T. Rowe Price Growth
Stock Fund	95,767	7,544	88	188,623	88,200
T. Rowe Price High Yield
Fund	32,869	4,134	2,189	57,489	28,544
T. Rowe Price
International Growth &
Income Fund	32,183	5,616	645	62,935	29,342
T. Rowe Price
International Stock Fund	31,391	1,984	597	66,652	28,613
T. Rowe Price Mid-Cap
Growth Fund	20,754	479	-	40,403	17,046
T. Rowe Price Mid-Cap
Value Fund	19,972	46	168	38,512	16,831
T. Rowe Price New
Horizons Fund	2,588	-	-	2,611	-
T. Rowe Price New
Income Fund	57,590	101	1,589	80,236	23,723
T. Rowe Price Small-Cap
Stock Fund	39,144	5,319	-	73,219	33,113
T. Rowe Price Small-Cap
Value Fund	2,588	-	-	2,615	-

T. Rowe Price Value Fund	97,442	6,052	1,300	187,029	88,532
Totals			$ 7,570	$ 946,517	$ 414,701

‡ Includes dividend income of $3,792 and interest income of $3,778.

The accompanying notes are an integral part of this Portfolio of Investments .

T. ROWE PRICE RETIREMENT 2025 FUND
Unaudited	February 28, 2006

Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2025 Fund (the fund) is a nondiversified, open-end management investment company and is one of ten portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At February 28, 2006, the cost of investments for federal income tax purposes was $880,134,000. Net unrealized gain aggregated $66,383,000 at period-end, of which $67,449,000 related to appreciated investments and $1,066,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At February 28, 2006, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended February 28, 2006, realized gain on affiliated companies was $13,178,000.

T. ROWE PRICE RETIREMENT 2030 FUND
Unaudited		February 28, 2006
Percent
Portfolio of Investments (1)†	of Net Assets	Shares	Value
(Cost and value in $000s)

EQUITY MUTUAL FUNDS 92.9%
T. Rowe Price Growth Stock Fund	23.4%	11,919,297	348,282
T. Rowe Price Value Fund	23.1	14,250,161	344,854
T. Rowe Price Equity Index 500 Fund	12.5	5,391,998	186,078
T. Rowe Price Small-Cap Stock Fund (2)	8.2	3,491,358	122,442
T. Rowe Price International Stock Fund	8.0	7,724,513	119,961
T. Rowe Price International
Growth & Income Fund	7.6	7,560,769	113,109
T. Rowe Price Mid-Cap Growth Fund (2)	4.9	1,284,862	72,659
T. Rowe Price Mid-Cap Value Fund	4.6	2,800,560	68,109
T. Rowe Price Small-Cap Value Fund	0.3	99,275	4,003
T. Rowe Price New Horizons Fund (2)	0.3	117,000	3,997
Total Equity Mutual Funds (Cost $1,239,505)			1,383,494

BOND MUTUAL FUNDS 7.1%
T. Rowe Price New Income Fund	3.8	6,272,816	56,016
T. Rowe Price High Yield Fund	3.3	7,188,295	49,959
Total Bond Mutual Funds (Cost $106,712)			105,975

Total Investments in Securities
100.0% of Net Assets (Cost $ 1,346,217)			$1,489,469
(1) Denominated in U.S. dollars unless otherwise noted
(2) Non-income producing

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income‡	2/28/06	5/31/05
T. Rowe Price Equity
Index 500 Fund	$ 91,489	$ 341	$ 1,354	$ 186,078	85,881
T. Rowe Price Growth
Stock Fund	154,892	4,711	175	348,282	173,543
T. Rowe Price High Yield
Fund	29,326	14,782	2,044	49,959	35,217
T. Rowe Price
International Growth &
Income Fund	49,795	7,599	1,233	113,109	57,026
T. Rowe Price
International Stock
Fund	49,781	1,045	1,147	119,961	54,785
T. Rowe Price Mid-Cap
Growth Fund	32,483	114	-	72,659	34,338
T. Rowe Price Mid-Cap
Value Fund	31,339	125	318	68,109	33,665
T. Rowe Price New
Horizons Fund	3,960	-	-	3,997	-
T. Rowe Price New
Income Fun	43,891	110	1,070	56,016	12,798
T. Rowe Price Small Cap
Stock Fund	59,043	13,324	-	122,442	65,988
T. Rowe Price Small-Cap
Value Fund	3,960	-	-	4,003	-
T. Rowe Price Value Fund	158,825	5,277	2,556	344,854	177,173
Totals			$9,897	$1,489,469	730,414

‡ Includes dividend income of $10,074 and interest income of $13,920.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2030 FUND
Unaudited	February 28, 2006
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2030 Fund (the fund) is a nondiversified, open-end management investment company and is one of ten portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At February 28, 2006, the cost of investments for federal income tax purposes was $1,346,217,000. Net unrealized gain aggregated $143,252,000 at period-end, of which $143,989,000 related to appreciated investments and $737,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At February 28, 2006, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended February 28, 2006, realized gain/loss on affiliated companies was $22,746,000.

T. ROWE PRICE RETIREMENT 2035 FUND
Unaudited		February 28, 2006
Percent
Portfolio of Investments (1)†	of Net Assets	Shares	Value
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 93.2%
T. Rowe Price Growth Stock Fund	23.6%	3,514,270	102,687
T. Rowe Price Value Fund	23.4	4,208,588	101,848
T. Rowe Price Equity Index 500 Fund	12.4	1,568,510	54,129
T. Rowe Price Small-Cap Stock Fund (2)	8.1	1,008,552	35,370
T. Rowe Price International Stock Fund	8.1	2,258,849	35,080
T. Rowe Price International
Growth & Income Fund	7.7	2,224,430	33,278
T. Rowe Price Mid-Cap Growth Fund (2)	4.8	370,523	20,953
T. Rowe Price Mid-Cap Value Fund	4.5	811,978	19,747
T. Rowe Price Small-Cap Value Fund (2)	0.3	34,413	1,388
T. Rowe Price New Horizons Fund (2)	0.3	40,557	1,385
Total Equity Mutual Funds (Cost $376,264)			405,865

BOND MUTUAL FUNDS 6.8%
T. Rowe Price High Yield Fund	3.4	2,147,481	14,925
T. Rowe Price New Income Fund	3.4	1,657,988	14,806
Total Bond Mutual Funds (Cost $29,874)			29,731

Total Investments in Securities
100.0% of Net Assets (Cost $ 406,138)			$435,596
(1) Denominated in U.S. dollars unless otherwise noted
(2) Non-income producing

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	2/28/06	5/31/05
T. Rowe Price Equity
Index 500 Fund	$ 32,368	$ 20	$ 325	$ 54,129	19,527
T. Rowe Price Growth
Stock Fund	59,105	946	43	102,687	38,495
T. Rowe Price High
Yield Fund	10,453	3,512	493	14,925	7,850
T. Rowe Price
International Growth
& Income Fund	18,971	1,469	306	33,278	12,167
T. Rowe Price
International Stock
Fund	18,977	11	282	35,080	11,921
T. Rowe Price Mid-Cap
Growth Fund	12,096	7	-	20,953	7,395
T. Rowe Price Mid-Cap
Value Fund	11,635	7	77	19,747	7,300
T. Rowe Price New
Horizons Fund	1,373	-	-	1,385	-
T. Rowe Price New
Income Fund	12,253	6	288	14,806	2,694
T. Rowe Price Small-
Cap Stock Fund	22,448	4,115	-	35,370	14,381
T. Rowe Price Small-
Cap Value Fund	1,373	-	-	1,388	-
T. Rowe Price Value
Fund	59,846	572	634	101,848	38,872
Totals			$2,448	$435,596	160,602

‡ Includes dividend income of $1,667 and interest income of $781.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2035 FUND
Unaudited	February 28, 2006
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2035 Fund (the fund) is a nondiversified, open-end management investment company and is one of ten portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At February 28, 2006, the cost of investments for federal income tax purposes was $406,138,000. Net unrealized gain aggregated $29,458,000 at period-end, of which $29,601,000 related to appreciated investments and $143,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At February 28, 2006, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended February 28, 2006, realized gain on affiliated companies was $5,334,000.

T. ROWE PRICE RETIREMENT 2040 FUND
Unaudited		February 28, 2006
Percent
Portfolio of Investments (1)†	of Net Assets	Shares	Value
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 93.3%
T. Rowe Price Growth Stock Fund	23.5%	5,361,607	156,666
T. Rowe Price Value Fund	23.5	6,456,821	156,255
T. Rowe Price Equity Index 500 Fund	12.4	2,399,488	82,806
T. Rowe Price Small-Cap Stock Fund (2)	8.2	1,558,664	54,662
T. Rowe Price International Stock Fund	8.1	3,475,441	53,974
T. Rowe Price International
Growth & Income Fund	7.6	3,388,446	50,691
T. Rowe Price Mid-Cap Growth Fund (2)	4.9	573,073	32,407
T. Rowe Price Mid-Cap Value Fund	4.5	1,249,375	30,385
T. Rowe Price Small-Cap Value Fund (2)	0.3	45,001	1,815
T. Rowe Price New Horizons Fund (2)	0.3	53,036	1,812
Total Equity Mutual Funds (Cost $560,873)			621,473

BOND MUTUAL FUNDS 6.7%
T. Rowe Price High Yield Fund	3.4	3,220,458	22,382
T. Rowe Price New Income Fund	3.3	2,458,355	21,953
Total Bond Mutual Funds (Cost $44,658)			44,335

Total Investments in Securities
100.0% of Net Assets (Cost $ 605,531)			$665,808
(1) Denominated in U.S. dollars unless otherwise noted
(2) Non-income producing

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	2/28/06	5/31/05
T. Rowe Price Equity Index
500 Fund	$ 41,179	$ 412	$ 604	$ 82,806	$ 38,039
T. Rowe Price Growth
Stock Fund	71,599	2,326	79	156,666	76,495
T. Rowe Price High Yield
Fund	13,291	6,515	853	22,382	15,478
T. Rowe Price
International Growth &
Income Fund	22,727	3,047	557	50,691	24,829
T. Rowe Price
International Stock Fund	22,872	216	519	53,974	24,014
T. Rowe Price Mid-Cap
Growth Fund	14,904	137	-	32,407	15,053
T. Rowe Price Mid-Cap
Value Fund	14,388	151	142	30,385	14,743
T. Rowe Price New
Horizons Fund	1,795	-	-	1,812	-
T. Rowe Price New Income
Fund	16,751	111	486	21,953	5,564
T. Rowe Price Small-Cap
Stock Fund	27,791	6,674	-	54,662	28,971
T. Rowe Price Small-Cap
Value Fund	1,795	-	-	1,815	-

T. Rowe Price Value Fund	73,292	1,274	1,166	156,255	77,869
Totals			$ 4,406	$ 665,808	$ 321,055

‡ Includes dividend income of $3,067 and interest income of $1,339.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2040 FUND
Unaudited	February 28, 2006

Notes Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2040 Fund (the fund) is a nondiversified, open-end management investment company and is one of ten portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At February 28, 2006, the cost of investments for federal income tax purposes was $605,531,000. Net unrealized gain aggregated $60,277,000 at period-end, of which $60,600,000 related to appreciated investments and $323,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At February 28, 2006, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended February 28, 2006, realized gain on affiliated companies was $10,069,000.

T. ROWE PRICE RETIREMENT 2045 FUND
Unaudited		February 28, 2006
Percent
Portfolio of Investments (1)†	of Net Assets	Shares	Value
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 93.1%
T. Rowe Price Growth Stock Fund	23.7%	531,019	15,516
T. Rowe Price Value Fund	23.3	631,794	15,289
T. Rowe Price Equity Index 500 Fund	12.4	236,743	8,170
T. Rowe Price Small-Cap Stock Fund (2)	8.2	153,144	5,371
T. Rowe Price International Stock Fund	7.9	332,569	5,165
T. Rowe Price International
Growth & Income Fund	7.3	321,692	4,813
T. Rowe Price Mid-Cap Growth Fund (2)	4.8	55,675	3,148
T. Rowe Price Mid-Cap Value Fund	4.5	121,904	2,965
T. Rowe Price Small-Cap Value Fund (2)	0.5	7,554	305
T. Rowe Price New Horizons Fund (2)	0.5	8,907	304
Total Equity Mutual Funds (Cost $59,162)			61,046

BOND MUTUAL FUNDS 6.9%
T. Rowe Price High Yield Fund	3.5	324,612	2,256
T. Rowe Price New Income Fund	3.4	250,466	2,237
Total Bond Mutual Funds (Cost $4,495)			4,493

Total Investments in Securities
100.0% of Net Assets (Cost $ 63,657)			$65,539
(1) Denominated in U.S. dollars unless otherwise noted
(2) Non-income producing

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940
Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	2/28/06	5/31/05
T. Rowe Price Equity
Index 500 Fund	$ 8,008	$ 45	$ 13	$ 8,170	$ -
T. Rowe Price Growth
Stock Fund	15,210	140	3	15,516	-
T. Rowe Price High Yield
Fund	2,321	84	35	2,256	-
T. Rowe Price
International Growth &
Income Fund	4,800	275	17	4,813	-
T. Rowe Price
International Stock Fund	4,901	28	16	5,165	-
T. Rowe Price Mid-Cap
Growth Fund	3,051	17	-	3,148	-
T. Rowe Price Mid-Cap
Value Fund	2,901	16	5	2,965	-
T. Rowe Price New
Horizons Fund	300	-	-	304	-
T. Rowe Price New
Income Fund	2,252	10	20	2,237	-
T. Rowe Price Small-Cap
Stock Fund	5,772	689	-	5,371	-
T Rowe Price Small-Cap
Value Fund	300	-	-	305	-

T. Rowe Price Value Fund	15,033	139	37	15,289	-
Totals			$ 146	$ 65,539	$ -

‡ Includes dividend income of $91 and interest income of $55.

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE RETIREMENT 2045 FUND
Unaudited	February 28, 2006
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2045 Fund (the fund) is a nondiversified, open-end management investment company and is one of ten portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At February 28, 2006, the cost of investments for federal income tax purposes was $63,657,000. Net unrealized gain aggregated $1,882,000 at period-end, of which $1,891,000 related to appreciated investments and $9,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At February 28, 2006, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended February 28, 2006, realized gain on affiliated companies was $253,000.

T. ROWE PRICE RETIREMENT INCOME FUND
Unaudited		February 28, 2006
Percent
Portfolio of Investments (1)†	of Net Assets	Shares	Value
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 44.2%
T. Rowe Price Equity Index 500 Fund	28.4%	4,785,168	165,136
T. Rowe Price Small-Cap Stock Fund (2)	4.1	678,278	23,787
T. Rowe Price International Stock Fund	3.6	1,332,737	20,697
T. Rowe Price International
Growth & Income Fund	3.5	1,379,573	20,639
T. Rowe Price Mid-Cap Growth Fund (2)	2.3	242,235	13,698
T. Rowe Price Mid-Cap Value Fund	2.1	496,782	12,082
T. Rowe Price Small-Cap Value Fund (2)	0.1	11,920	481
T. Rowe Price New Horizons Fund (2)	0.1	14,048	480
Total Equity Mutual Funds (Cost $226,103)			257,000

BOND MUTUAL FUNDS 55.8%
T. Rowe Price Summit Cash Reserves Fund	24.8	144,518,084	144,518
T. Rowe Price New Income Fund	20.0	13,005,614	116,140
T. Rowe Price High Yield Fund	6.7	5,603,288	38,943
T. Rowe Price Short-Term Bond Fund	4.3	5,342,527	24,949
Total Bond Mutual Funds (Cost $326,312)			324,550

Total Investments in Securities
100.0% of Net Assets (Cost $ 552,415)			$581,550
(1) Denominated in U.S. dollars unless otherwise noted
(2) Non-income producing

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	2/28/06	5/31/05
T. Rowe Price Equity Index
500 Fund	$ 54,369	$ 6,976	$ 1,544	$ 165,136	$108,518
T. Rowe Price High Yield
Fund	15,259	4,226	1,777	38,943	27,658
T. Rowe Price
International Growth &
Income Fund	6,015	664	252	20,639	12,388
T. Rowe Price
International Stock Fund	5,999	343	233	20,697	11,825
T. Rowe Price Mid-Cap
Growth Fund	4,619	482	-	13,698	8,343
T. Rowe Price Mid-Cap
Value Fund	4,334	990	66	12,082	8,135
T. Rowe Price New
Horizons Fund	476	-	-	480	-
T. Rowe Price New Income
Fund	46,127	576	2,912	116,140	72,559
T. Rowe Price Short-Term
Bond Fund	9,472	133	533	24,949	15,843
T. Rowe Price Small-Cap
Stock Fund	8,348	2,435	-	23,787	15,559
T. Rowe Price Small-Cap
Value Fund	476	-	-	481	-
T. Rowe Price Summit
Cash Reserves Fund	56,019	729	2,931	144,518	89,228
Totals			$ 10,248	$ 581,550	$ 370,056

‡Includes dividend income of $2,095 and interest income of $8,153.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT INCOME FUND
Unaudited	February 28, 2006

Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement Income Fund (the fund) is a nondiversified, open-end management investment company and is one of ten portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At February 28, 2006, the cost of investments for federal income tax purposes was $552,415,000. Net unrealized gain aggregated $29,135,000 at period-end, of which $30,896,000 related to appreciated investments and $1,761,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At February 28, 2006, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended February 28, 2006, realized gain on affiliated companies was $3,476,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.

By	/s/James S. Riepe
James S. Riepe
Principal Executive Officer

Date	April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/James S. Riepe
James S. Riepe
Principal Executive Officer

Date	April 24, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	April 24, 2006

RPA RPB RPC RPD RPE RPG RPH RPI RPJ RPK